Regulatory Capital Requirements (Schedule Of Total Risk-Based, Tier 1 Risk-Based, And Tier 1 Leverage Ratios) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Stifel Financial Corp. [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Common equity tier 1, Actual Amount	$ 1,813,556
Common equity tier 1, Actual Ratio	20.30%
Common equity tier 1, For Capital Adequacy Purposes Amount	$ 536,859
Common equity tier 1, For Capital Adequacy Purposes Ratio	6.00%
Common equity tier 1, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 715,812
Common equity tier 1, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%
Total capital, Actual Amount	$ 1,858,737
Total capital, Actual Ratio	20.80%
Total capital, For Capital Adequacy Purposes Amount	$ 715,812
Total capital, For Capital Adequacy Purposes Ratio	8.00%
Total capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 894,765
Total capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%
Tier 1 leverage, Actual Amount	$ 1,813,556
Tier 1 leverage, Actual Ratio	10.20%
Tier 1 leverage, For Capital Adequacy Purposes Amount	$ 710,464
Tier 1 leverage, For Capital Adequacy Purposes Ratio	4.00%
Tier 1 leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 888,080
Tier 1 leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%
Stifel Financial Corp. [Member] | Common Stock [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Common equity tier 1, Actual Amount	$ 1,610,744
Common equity tier 1, Actual Ratio	18.00%
Common equity tier 1, For Capital Adequacy Purposes Amount	$ 402,644
Common equity tier 1, For Capital Adequacy Purposes Ratio	4.50%
Common equity tier 1, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 581,597
Common equity tier 1, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%
Stifel Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Common equity tier 1, Actual Amount	$ 945,748
Common equity tier 1, Actual Ratio	16.00%
Common equity tier 1, For Capital Adequacy Purposes Amount	$ 353,742
Common equity tier 1, For Capital Adequacy Purposes Ratio	6.00%
Common equity tier 1, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 471,656
Common equity tier 1, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%
Total capital, Actual Amount	$ 991,668
Total capital, Actual Ratio	16.80%
Total capital, For Capital Adequacy Purposes Amount	$ 471,656
Total capital, For Capital Adequacy Purposes Ratio	8.00%
Total capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 589,570
Total capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%
Tier 1 leverage, Actual Amount	$ 945,748
Tier 1 leverage, Actual Ratio	7.10%
Tier 1 leverage, For Capital Adequacy Purposes Amount	$ 534,215
Tier 1 leverage, For Capital Adequacy Purposes Ratio	4.00%
Tier 1 leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 667,768
Tier 1 leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%
Stifel Bank [Member] | Common Stock [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Common equity tier 1, Actual Amount	$ 945,748
Common equity tier 1, Actual Ratio	16.00%
Common equity tier 1, For Capital Adequacy Purposes Amount	$ 265,306
Common equity tier 1, For Capital Adequacy Purposes Ratio	4.50%
Common equity tier 1, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 383,220
Common equity tier 1, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%